Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	€ 226,091		€ 220,501
Interest-bearing deposits	169,144		154,777
Trading liabilities	54,676	[1]	44,289	[2]
Negative market values from derivative financial instruments	287,109	[1]	327,775	[2]
Financial liabilities designated at fair value through profit or loss	30,911		23,692
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	0	[5]	0	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	227		1,815
Securities loaned	24		1,697
Other short-term borrowings	2,676		1,385
Long-term debt	0		1
Trust preferred securities	0		0
Lease liabilities	37		49
Other financial liabilities	78,311		86,618
Off-balance sheet loan commitments	175,114		164,843
Financial guarantees	24,024		20,337
Total	1,048,344	[7]	1,047,779	[8]
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	118,909		105,566
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	7,582		16,204
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	678	[5]	354	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	33		17
Securities loaned	0		0
Other short-term borrowings	953		919
Long-term debt	36,692		14,430
Trust preferred securities	0		0
Lease liabilities	142		128
Other financial liabilities	3,225		2,565
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	168,213	[7]	140,182	[8]
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	71,020		64,729
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	16,764		3,451
Investment contract liabilities	562	[3]	526	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	423	[5]	66	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	40		0
Securities loaned	0		0
Other short-term borrowings	607		1,530
Long-term debt	14,770		48,164
Trust preferred securities	529		1,345
Lease liabilities	503		522
Other financial liabilities	337		225
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	105,556	[7]	120,556	[8]
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	12,195		13,815
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	2,249		2,127
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	286	[5]	319	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	448		504
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	71,239		68,130
Trust preferred securities	0		0
Lease liabilities	1,750		1,804
Other financial liabilities	456		501
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	88,623	[7]	87,200	[8]
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	10,015		10,230
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	2,438		2,095
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	79	[5]	541	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	8		1
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	31,449		31,637
Trust preferred securities	0		0
Lease liabilities	2,082		2,064
Other financial liabilities	12		16
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	€ 46,083	[7]	€ 46,584	[8]

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[3]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[4]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[5]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[6]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[7]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.
[8]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.